Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 4,258,760
Charge for the year	492,826	$ 77,952	¥ 450,092	¥ 422,859
Impairment loss	7,227	1,143	3,920	3,950
Ending balance	4,197,909	663,995	4,258,760
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,221,820		9,020,638
Additions	478,891		554,847
Disposals	(102,512)		(274,006)
Transfers	0
Write-off	(60,548)		(73,571)
Translation difference	(6,021)		(6,088)
Ending balance	9,531,630		9,221,820	9,020,638
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,963,060)		(4,810,194)
Charge for the year	519,518		478,320
Disposals	94,833		261,499
Write-off	59,414		66,154
Impairment loss	7,227		3,920
Translation difference	(1,837)		(1,721)
Ending balance	(5,333,721)		(4,963,060)	(4,810,194)
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,605
Ending balance	13,007	2,057	13,605
Freehold land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,092		14,836
Additions	0
Disposals	0
Transfers	0
Write-off	0
Translation difference	(628)		(744)
Ending balance	13,464		14,092	14,836
Freehold land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(487)		(513)
Charge for the year	0
Disposals	0
Write-off	0
Impairment loss	0
Translation difference	(30)		(26)
Ending balance	(457)		(487)	(513)
Leasehold buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,514,989
Ending balance	1,522,829	240,870	1,514,989
Leasehold buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,449,379		2,376,090
Additions	2,214		16,273
Disposals	(5,435)		(4,664)
Transfers	105,117		75,264
Write-off	(1,551)		(9,759)
Translation difference	(3,439)		(3,825)
Ending balance	2,546,285		2,449,379	2,376,090
Leasehold buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(934,390)		(848,803)
Charge for the year	93,397		92,034
Disposals	2,119		1,102
Write-off	1,432		4,660
Impairment loss	0
Translation difference	(780)		(685)
Ending balance	(1,023,456)		(934,390)	(848,803)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	700,716
Ending balance	405,430	64,128	700,716
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	700,716		1,037,035
Additions	426,621		487,725
Disposals	0
Transfers	(721,753)		(823,981)
Write-off	0
Translation difference	(154)		(63)
Ending balance	405,430		700,716	1,037,035
Construction in progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Charge for the year	0
Disposals	0
Write-off	0
Impairment loss	0
Translation difference	0
Ending balance	0
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,935,681
Ending balance	2,155,260	340,904	1,935,681
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,731,485		5,285,022
Additions	20,655		20,617
Disposals	(81,321)		(260,996)
Transfers	603,595		741,218
Write-off	(48,990)		(53,917)
Translation difference	(522)		(459)
Ending balance	6,224,902		5,731,485	5,285,022
Plant and machinery [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,795,804)		(3,739,750)
Charge for the year	394,171		357,434
Disposals	78,917		253,121
Write-off	48,366		51,910
Impairment loss	7,227		3,920
Translation difference	(277)		(269)
Ending balance	(4,069,642)		(3,795,804)	(3,739,750)
Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,055
Ending balance	53,450	8,454	44,055
Office furniture, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	203,090		195,154
Additions	16,803		14,066
Disposals	(1,896)		(3,604)
Transfers	13,041		7,323
Write-off	(7,416)		(8,983)
Translation difference	(1,242)		(866)
Ending balance	222,380		203,090	195,154
Office furniture, fittings and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(159,035)		(151,710)
Charge for the year	19,579		19,913
Disposals	1,688		3,218
Write-off	7,280		8,719
Impairment loss	0
Translation difference	(716)		(651)
Ending balance	(168,930)		(159,035)	(151,710)
Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,714
Ending balance	47,933	$ 7,582	49,714
Motor and transport vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	123,058		112,501
Additions	12,598		16,166
Disposals	(13,860)		(4,742)
Transfers	0		176
Write-off	(2,591)		(912)
Translation difference	(36)		(131)
Ending balance	119,169		123,058	112,501
Motor and transport vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(73,344)		(69,418)
Charge for the year	12,371		8,939
Disposals	12,109		4,058
Write-off	2,336		865
Impairment loss	0
Translation difference	(34)		(90)
Ending balance	¥ (71,236)		¥ (73,344)	¥ (69,418)